Note 12 - Loans Payable - Schedule of Loans Outstanding (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (note 24)		$ 300,000